Other assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets
8.	Other assets
The other assets consist of the following:

	As of December 31,
	2020	2021
Prepayment and other current assets
Subscription fees receivables due from distribution channels and online commerce platform partners for unconsumed courses	9,587	19,689
Rental deposits refundable within one year	2,009	4,093
Receivables from payment- processing- service providers	5,255	3,890
Prepaid advertising fees	4,551	3,854
Prepaid insurance fees	5,099	3,111
Gift goods to be used in promotion and incentive programs (c)	9,346	2,320
Prepayments of service fees	3,060	1,961
Prepayment of software license fee	2,500	1,195
Loan receivables from shareholders (Note 22)	—	1,000
Payment for digital contents (a) (c)	6,621	435
Loans and advance to employees (b) (c)	2,899	425
Prepaid rental fee	72	126
Value-added tax receivable	3,797	49
Printing course materials (c)	1,906	—
Others	1,570	583

Total prepayment and other current assets	58,272	42,731

Non-current assets
Long-term rental deposits	4,643	12
Prepayment for courses copyright (c)	1,223	—

Total non-current assets	5,866	12

(a)
Payment for digital contents represent the payment to a publisher for the access to digital books of which the control has been obtained. The respective content costs will be realized into cost of revenue along with the revenue recognition of the subscription to the courses.

(b)
As of December 31, 2021, loans and advance to employees consists of 1) advance to employees of RMB 106 (US$17) for future travel and other business
-
related purpose; and 2) receivables from employees for the option exercised price of RMB319 (US$ 50)
.

(c)
The other assets represent the net amount after the impairment. Write-down of the carrying amount of the other assets was nil, nil, and

RMB13,336
(US$2,093) for the years ended December 31, 2019, 2020 and 2021, respectively on gift goods to be used in promotion and incentive programs, payment for digital contents, loans and advance to employees, printing course materials and prepayment for course copyright.